CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues	$ 103	$ 279	$ 150
Cost of revenues	324	628	339
Gross loss	221	349	189
Operating expenses:
Research and development, net	3,386	5,707	6,552
Marketing and business development	2,633	4,881	4,451
General and administrative	2,537	2,424	3,605
Other expenses related to the settlement arrangement, net	0	554	0
Total operating expenses	8,556	13,566	14,608
Operating loss	8,777	13,915	14,797
Financial income, net	(1,391)	(1,031)	(45)
Loss from continuing operations	7,386	12,884	14,752
Net loss from discontinued operations	1,444	1,871	1,753
Net loss after discontinued operations	$ 8,830	$ 14,755	$ 16,505
Basic and diluted net loss per Ordinary share from continuing operations (in dollars per share)	$ 14.55	$ 45.75	$ 65.4
Basic and diluted net loss per Ordinary share from discontinuing operations (in dollars per share)	$ 2.85	$ 6.6	$ 7.8
Basic and diluted net loss per Ordinary share (in dollars per share)	$ 17.4	$ 52.35	$ 73.2
Weighted average number of Ordinary shares used to compute basic and diluted net loss per Ordinary share (in shares)	507,622	281,801	225,722